LEASES (Tables)	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Schedule of operating right-of-use assets

Three Months Ended March 31, 2022
Cash paid for operating lease liabilities	$110,274
Weighted-average remaining lease term	1.5
Weighted-average discount rate	10%

Schedule of amortization of lease liabilities

Remainder of 2022	$320,246
2023	116,606
2024	52,430
2025	42,596
2026	44,726
Thereafter	42,962
Total future lease payments	623,566
Less: Imputed interest	(27,166)
Present value of lease liabilities	$596,400